2. ACCRUED LIABILITIES AND EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
2. ACCRUED LIABILITIES AND EXPENSES

Accrued liabilities and expenses as of June 30, 2014 and December 31, 2013 consist of the following:

	June 30, 2014	December 31, 2013
Accrued payroll	$152,138	$505,118
Accrued stock purchase warrants	29,400	29,400
Accrued lawsuit (Note 12 below)	122,985	122,985
Accrued interest and other	117,222	80,461
Total	$421,745	$737,964

Accrued liabilities and expenses as of December 31, 2013 and 2012 consist of the following:

	2013	2012
Accrued payroll	$505,118	$292,365
Accrued payroll taxes payable	–	18,330
Accrued stock purchase warrants	29,400	29,400
Accrued lawsuit (Note 6 below)	122,985	122,985
Accrued interest and other	80,461	23,516
Total	$737,964	$486,596